Investment Securities	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Investment Securities
6.	Investment securities
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	April 30 2026	January 31 2026	October 31 2025
Debt investment securities measured at FVOCI	$125,491	$117,567	$123,732
Debt investment securities measured at amortized cost	21,988	22,452	23,722
Equity investment securities designated at FVOCI	313	377	398
Equity investment securities measured at FVTPL	2,012	1,980	2,073
Debt investment securities measured at FVTPL	2	23	23
Total investment securities	$149,806	$142,399	$149,948
(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at April 30, 2026 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$23,492	$107	$156	$23,443
Canadian provincial and municipal debt	24,000	144	151	23,993
U.S. treasury and other U.S. agency debt	47,400	242	552	47,090
Other foreign government debt	27,698	230	215	27,713
Other debt	3,261	15	24	3,252
Total	$125,851	$738	$1,098	$125,491

As at January 31, 2026 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$22,078	$218	$87	$22,209
Canadian provincial and municipal debt	21,037	281	78	21,240
U.S. treasury and other U.S. agency debt	45,372	418	485	45,305
Other foreign government debt	25,766	397	231	25,932
Other debt	2,873	28	20	2,881
Total	$117,126	$1,342	$901	$117,567

As at October 31, 2025 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$22,815	$359	$64	$23,110
Canadian provincial and municipal debt	20,490	430	77	20,843
U.S. treasury and other U.S. agency debt	49,111	483	558	49,036
Other foreign government debt	27,570	358	202	27,726
Other debt	3,007	31	21	3,017
Total	$122,993	$1,661	$922	$123,732
(b) Debt investment securities measured at amortized cost

	As at
	April 30, 2026		January 31, 2026		October 31, 2025
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$5,733	$5,698	$5,663	$5,594	$5,553	$5,467
U.S. treasury and other U.S. agency debt	13,596	14,114	14,229	14,689	15,178	15,758
Other foreign government debt	1,907	1,906	1,935	1,932	2,285	2,281
Corporate debt	274	270	242	237	223	216
Total	$21,510	$21,988	$22,069	$22,452	$23,239	$23,722

(1)	Balances are net of allowances, which are $2 (January 31, 2026 – $1; October 31, 2025 – $1).

(c) Equity investment securities designated at fair value through other comprehensive income (FVOCI)

As at April 30, 2026 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$154	$160	$1	$313
Total	$154	$160	$1	$313

As at January 31, 2026 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$154	$224	$1	$377
Total	$154	$224	$1	$377

As at October 31, 2025 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$178	$221	$1	$398
Total	$178	$221	$1	$398
Dividend income earned on equity securities designated at FVOCI of $8 million for the three months ended April 30, 2026 (January 31, 2026 – $0.1 million; April 30, 2025 – $9 million) and for the six months ended April 30, 2026 – $8 million (April 30, 2025 – $45 million) has been recognized in interest income.
During the three months ended April 30, 2026, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $87 million (January 31, 2026 – $nil; April 30, 2025 – $2 million) and for the six months ended April 30, 2026 – $87 million (April 30, 2025 – $1,814 million) for economic reasons and according to its investment strategy. This has resulted in a realized gain of $87 million in the three months ended April 30, 2026 (January 31, 2026 – $nil; April 30, 2025 – $0.02 million) and for the six months ended April 30, 2026 – realized gain of $87 million (April 30, 2025 – $539 million).